Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.63227%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,932,509.12

Principal:
Principal Collections	$29,344,059.35
Prepayments in Full	$17,044,404.87
Liquidation Proceeds	$318,486.07
Recoveries	$377.99
Sub Total	$46,707,328.28
Collections	$50,639,837.40

Purchase Amounts:
Purchase Amounts Related to Principal	$884,684.03
Purchase Amounts Related to Interest	$5,940.18
Sub Total	$890,624.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,530,461.61

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,530,461.61
Servicing Fee	$996,225.92	$996,225.92	$0.00	$0.00	$50,534,235.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,534,235.69
Interest - Class A-2a Notes	$1,316,960.15	$1,316,960.15	$0.00	$0.00	$49,217,275.54
Interest - Class A-2b Notes	$760,377.15	$760,377.15	$0.00	$0.00	$48,456,898.39
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$46,435,238.56
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$46,103,988.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,103,988.56
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$45,907,246.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,907,246.56
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$45,765,664.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,765,664.89
Regular Principal Payment	$63,124,506.18	$45,765,664.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,530,461.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,765,664.89
Total					$45,765,664.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,858,929.91	$99.42	$1,316,960.15	$4.38	$31,175,890.06	$103.80
Class A-2b Notes	$15,906,734.98	$99.42	$760,377.15	$4.75	$16,667,112.13	$104.17
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$45,765,664.89	$34.78	$4,768,570.80	$3.62	$50,534,235.69	$38.40

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$294,292,769.89	0.9798654	$264,433,839.98	0.8804483
Class A-2b Notes	$156,778,461.69	0.9798654	$140,871,726.71	0.8804483
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,052,191,231.58	0.7996711	$1,006,425,566.69	0.7648889

Pool Information
Weighted Average APR	3.819%	3.828%
Weighted Average Remaining Term	49.86	49.06
Number of Receivables Outstanding	40,186	39,241
Pool Balance	$1,195,471,102.23	$1,147,496,863.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,071,714,598.96	$1,028,647,595.23
Pool Factor	0.8125376	0.7799305

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$118,849,268.68
Targeted Overcollateralization Amount	$158,430,138.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$141,071,297.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$382,604.00
(Recoveries)		3	$377.99
Net Loss for Current Collection Period			$382,226.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3837%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1206%
Second Prior Collection Period			0.2125%
Prior Collection Period			0.2258%
Current Collection Period			0.3915%
Four Month Average (Current and Prior Three Collection Periods)			0.2376%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		412	$1,057,948.80
(Cumulative Recoveries)			$26,627.00
Cumulative Net Loss for All Collection Periods			$1,031,321.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0701%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,567.84
Average Net Loss for Receivables that have experienced a Realized Loss			$2,503.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.65%	202	$7,459,085.61
61-90 Days Delinquent	0.09%	28	$1,002,235.80
91-120 Days Delinquent	0.03%	7	$396,061.95
Over 120 Days Delinquent	0.00%	1	$41,364.30
Total Delinquent Receivables	0.78%	238	$8,898,747.66

Repossession Inventory:
Repossessed in the Current Collection Period		10	$318,258.44
Total Repossessed Inventory		17	$594,683.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0585%
Prior Collection Period			0.0647%
Current Collection Period			0.0917%
Three Month Average			0.0716%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1255%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$4,289,887.32
2 Months Extended	144	$5,875,588.32
3+ Months Extended	12	$418,933.00

Total Receivables Extended	262	$10,584,408.64
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer